VESSELS AND EQUIPMENT, NET - Additional Information (Details)	1 Months Ended												3 Months Ended		12 Months Ended
	Nov. 30, 2017 USD ($) vessel shares	Oct. 31, 2017 USD ($) vessel shares	Sep. 30, 2017 USD ($) vessel $ / shares shares	Jun. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) vessel shares	Feb. 28, 2017 USD ($) vessel	Jan. 31, 2017 USD ($) vessel	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) vessel $ / shares	Sep. 30, 2017 vessel $ / shares shares	Dec. 31, 2017 USD ($) vessel $ / shares shares	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2013 vessel	Oct. 07, 2014 $ / shares
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel					16													2
Additions															$ 448,392,000	$ 194,000
Consideration shares issued (in shares) | shares					17,800,000
Debt assumed					$ 285,200,000
Acquired time charter contracts from Quintana															3,080,000	0	$ (127,090,000)
Share Price (in dollars per share) | $ / shares																			$ 7.85
Impairment loss on vessels and newbuildings															1,066,000	985,000	152,597,000
Gain (loss) on sale of assets and amortization of deferred gains															(312,000)	300,000	(10,788,000)
Transfer from newbuildings															227,336,000	425,393,000
Depreciation															$ 78,093,000	$ 62,502,000	$ 51,578,000
Golden Libra & Golden Virgo [Domain]
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered | vessel							2
Golden Surabaya And Golden Savannah [Member]
Property, Plant and Equipment [Line Items]
Number of newbuildings delivered | vessel						2
Capesize Newbuilding [Member]
Property, Plant and Equipment [Line Items]
Transfer from newbuildings			$ 50,700,000			$ 128,100,000		$ 46,200,000		$ 52,900,000	$ 46,100,000	$ 254,100,000
Proceeds from sale of vessels								46,300,000			46,200,000
Gain (loss) on sale of vessels								$ 13,000			$ 68,000
Supramax Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Transfer from newbuildings							$ 48,500,000		$ 26,000,000
Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel															14
Shares issued for consideration (in shares) | shares															14,500,000
Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel															3
Shares issued for consideration (in shares) | shares															5,300,000
Newcastlemax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel													3		3	2
Newcastlemax Vessels [Member] | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel					1
Capesize Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel													29		29	20
Capesize Vessels [Member] | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel					5
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel		2
Consideration per vessel		$ 43,000,000
Seller's credit loan per vessel	$ 21,500,000	21,500,000
Additions	40,700,000
Cash payment for vessel purchase	$ 4,500,000	$ 4,500,000
Shares issued for consideration (in shares) | shares	2,000,000	2,000,000
Number of vessels delivered | vessel	1
Consideration shares issued (in shares) | shares		4,000,000
Quintana Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel															14
Quintana Vessels [Member] | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel					14
Additions					$ 363,400,000
Consideration shares issued (in shares) | shares					14,500,000
Debt assumed					$ 262,700,000
Prepayment of debt installments					$ 17,400,000
Acquired time charter contracts from Quintana															$ 3,100,000
Panamax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel													28		28	18
Number of vessels acquired | vessel					8
Panamax Vessels [Member] | Hemen Holdings Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel					2										2
Seller's credit loan per vessel				$ 22,500,000	$ 22,500,000
Additions				$ 43,100,000
Number of vessels delivered | vessel															2
Consideration shares issued (in shares) | shares				3,300,000	3,300,000
Supramax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel													2		2	6
Number of vessels sold | vessel			6										6	6	6
Total consideration			$ 142,500,000												$ 142,500,000
Number of vessels sold under partial share consideration | vessel			1										1	1
Consideration shares received (in shares) | shares			910,802											910,802	910,802
Share Price (in dollars per share) | $ / shares			$ 7.4										$ 7.4	$ 7.4	$ 7.4
Impairment loss on vessels and newbuildings			$ 1,100,000												$ 1,100,000
Gain (loss) on sale of assets and amortization of deferred gains													$ (600,000)
Proceeds from sale of vessels			$ 135,100,000												$ 135,100,000